Summary of Reinsurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 21,174	€ 21,734	€ 21,302
Ceded to other companies	3,431	3,176	2,979
Assumed from other companies	1,653	1,719	1,623
Net amount	€ 19,395	€ 20,277	€ 19,946
% of amount assumed to net	9.00%	8.00%	8.00%
Life insurance in force [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 863,686	€ 986,854	€ 1,008,787
Ceded to other companies	709,326	851,003	961,485
Assumed from other companies	525,201	648,147	658,594
Net amount	€ 679,561	€ 783,999	€ 705,896
% of amount assumed to net	77.00%	83.00%	93.00%
Life insurance [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 18,324	€ 18,687	€ 17,971
Ceded to other companies	3,214	2,932	2,694
Assumed from other companies	1,628	1,713	1,612
Net amount	€ 16,738	€ 17,468	€ 16,889
% of amount assumed to net	10.00%	10.00%	10.00%
Non-life insurance [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 2,849	€ 3,046	€ 3,332
Ceded to other companies	217	244	286
Assumed from other companies	25	7	11
Net amount	€ 2,657	€ 2,808	€ 3,057
% of amount assumed to net	1.00%	0.00%	0.00%